Business Combinations (Details Narrative) - USD ($)	Sep. 27, 2019	Sep. 24, 2019	Sep. 20, 2019
Advanced Interactive Gaming, Inc. [Member]
Number of common stock shares issued	6,175,000
Issued and outstanding shares ownership percentage	100.00%
Advanced Interactive Gaming, Inc. [Member] | Share Exchange Agreement [Member]
Number of common stock shares issued	6,175,000
Advanced Interactive Gaming, Inc. [Member] | Share Exchange Agreement [Member] | Series B Preferred Stock[Member]
Number of common stock shares issued	595,612
Shares issued price per share	$ 4.04
Number of shares issued, value	$ 2,404,900
Advanced Interactive Gaming, Inc. [Member] | Various Investors [Member]
Number of common stock shares issued			5,175,000
Shares issued price per share			$ 0.004
Number of shares issued, value			$ 20,700
Advanced Interactive Gaming, Ltd. [Member] | Jason Garber [Member]
Number of common stock shares issued		1,000,000
Exchange of shares		3,900,000